CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net (loss) earnings	$ (4,319)	$ 2,899
Adjustments for:
Depreciation, depletion, amortization and impairment	9,526	10,572
Deferred income tax recovery	(1,119)	(1,918)
Accretion	278	270
Unrealized foreign exchange gain on U.S. dollar denominated debt	(312)	(624)
Change in fair value of financial instruments and trading inventory	108	107
Gain on disposal of assets	(16)	(253)
Share-based compensation	(238)	44
Exploration	80	66
Settlement of decommissioning and restoration liabilities	(231)	(464)
Other	119	119
Increase in non-cash working capital	(1,201)	(397)
Cash flow provided by operating activities	2,675	10,421
Investing Activities
Capital and exploration expenditures	(3,926)	(5,558)
Proceeds from disposal of assets	72	274
Other investments	(113)	(213)
(Increase) decrease in non-cash working capital	(557)	409
Cash flow used in investing activities	(4,524)	(5,088)
Financing Activities
Net increase (decrease) in short-term debt	1,445	(982)
Net increase in long-term debt	2,634	557
Lease liability payments	(335)	(307)
Issuance of common shares under share option plans	29	90
Repurchase of common shares	(307)	(2,274)
Distributions relating to non-controlling interest	(10)	(7)
Dividends paid on common shares	(1,670)	(2,614)
Cash flow provided by (used in) financing activities	1,786	(5,537)
Decrease in Cash and Cash Equivalents	(63)	(204)
Effect of foreign exchange on cash and cash equivalents	(12)	(57)
Cash and cash equivalents at beginning of year	1,960	2,221
Cash and Cash Equivalents at End of Year	1,885	1,960
Supplementary Cash Flow Information
Interest paid	1,028	996
Income taxes paid	$ 695	$ 1,033